EMPLOYEE BENEFITS - Summary of Share Options at the End of the Year (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	643,957	857,643	1,051,602
Employee stock options
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	616,957
Number of stock options vested (in shares) | shares	568,457
Fair value at grant date ($)	$ 5,910
Fair value vested ($)	4,926
Expense	$ 3,327
Employee stock options | 10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 10.00
Number of stock options (in shares) | shares	70,313
Number of stock options vested (in shares) | shares	70,313
Fair value at grant date ($)	$ 236
Fair value vested ($)	236
Expense	$ 0
Employee stock options | from 28.31 to 34.20
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	135,007
Number of stock options vested (in shares) | shares	135,007
Fair value at grant date ($)	$ 940
Fair value vested ($)	940
Expense	$ 0
Employee stock options | from 28.31 to 34.20 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 28.31
Employee stock options | from 28.31 to 34.20 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 34.20
Employee stock options | from 29.01 to 39.37
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	283,887
Number of stock options vested (in shares) | shares	283,887
Fair value at grant date ($)	$ 2,225
Fair value vested ($)	2,225
Expense	$ 0
Employee stock options | from 29.01 to 39.37 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 29.01
Employee stock options | from 29.01 to 39.37 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 39.37
Employee stock options | from 36.30 to 38.16
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	7,500
Number of stock options vested (in shares) | shares	7,500
Fair value at grant date ($)	$ 64
Fair value vested ($)	64
Expense	$ 198
Employee stock options | from 36.30 to 38.16 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 36.30
Employee stock options | from 36.30 to 38.16 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 38.16
Employee stock options | from 44.97 to 55.07
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	118,250
Number of stock options vested (in shares) | shares	71,750
Fair value at grant date ($)	$ 2,400
Fair value vested ($)	1,461
Expense	$ 3,019
Employee stock options | from 44.97 to 55.07 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 44.97
Employee stock options | from 44.97 to 55.07 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	55.07
Employee stock options | 52.10
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 52.10
Number of stock options (in shares) | shares	2,000
Number of stock options vested (in shares) | shares	0
Fair value at grant date ($)	$ 45
Fair value vested ($)	0
Expense	$ 110
Non employees stock options
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	27,000
Number of stock options vested (in shares) | shares	27,000
Fair value at grant date ($)	$ 248
Fair value vested ($)	248
Expense	$ 0
Non employees stock options | from 29.01 to 39.37
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	27,000
Number of stock options vested (in shares) | shares	27,000
Fair value at grant date ($)	$ 248
Fair value vested ($)	248
Expense	$ 0
Non employees stock options | from 29.01 to 39.37 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 29.01
Non employees stock options | from 29.01 to 39.37 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 39.37
Total
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	643,957
Number of stock options vested (in shares) | shares	595,457
Fair value at grant date ($)	$ 6,158
Fair value vested ($)	5,174
Expense	$ 3,327